The Company	12 Months Ended
Dec. 31, 2019
Company Information [Abstract]
The Company
1.	THE COMPANY

Founded in 1999 under the laws of France, GENFIT S.A. (the "Company") is a late-stage biopharmaceutical company dedicated to the discovery and development of innovative drugs and diagnostic tools in therapeutic areas of high unmet need due in particular to the lack of effective treatments or diagnostic solutions and/or the increase in patients worldwide.  The Company concentrates its research and development (R&D) efforts in the potential marketing of therapeutic and diagnostic solutions to combat certain metabolic, inflammatory, autoimmune and fibrotic diseases affecting in particular the liver (such as non-steatohepatitis alcoholic - NASH) and more generally gastroenterological diseases.

The consolidated financial statements of the Company include the financial statements of GENFIT S.A. and those of its wholly-owned subsidiaries: GENFIT CORP (U.S. subsidiary) and GENFIT PHARMACEUTICALS SAS (French subsidiary) (together referred to in these notes to the consolidated financial statements as "GENFIT" or the "Group").